Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Aircraft Security Segment shares	Dec. 31, 2024 USD ($) Security Aircraft shares	Nov. 10, 2023
Product Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of operating segments | Segment	1
Accounts receivable, allowance for credit losses	$ 80
Notes receivable, allowance for credit losses	0	$ 0
Debt securities, available-for-sale, allowance for credit loss	0	0
Realized loss on investment securities	$ 284	$ 59
Number of debt securities in an unrealized loss position | Security	0	50
Debt securities in an unrealized loss position		$ 6,562
Debt securities in an unrealized loss position, great than one year	$ 0	1,927
Unrealized losses	0	297
Impairment loss	$ 0	0
Fractional ownership, contractual term (up to)	5 years
Period for stockholder approval of equity incentive plan			12 months
Capitalized sales commissions	$ 2,014	1,748
Contract acquisition costs, current	920	923
Contract acquisition costs, noncurrent	1,424	965
Amortization of contract costs	1,543	1,136
Aircraft held for sale, current portion	3,421	7,786
Aircraft held for sale, non-current portion	0	4,085
Advertising expense	$ 3,665	$ 8,707
Number of aircrafts held for sale | Aircraft	1	3
Customer Concentration Risk | Accounts Receivable | One Customer
Product Information [Line Items]
Total accounts receivable percentage	12.00%
Employee Stock
Product Information [Line Items]
Number of shares reserved for issuance (in shares) | shares	2,500,000	1,500,000
Shares purchased by employees (in shares) | shares	0	0
Maximum
Product Information [Line Items]
Customer deposits	$ 500
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life	7 years